Convertible Notes Payable - Schedule of Carrying Amounts of the Liability Component (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Carrying Amounts of the Liability Component [Line Items]
Principal Amount at Issuance		$ 559,010	$ 2,260,000
Principal Amount at Balance Sheet Date		559,010	1,460,000
Carrying Value		559,010	950,046
Fair Value		$ 559,010	1,740,000
Unamortized Discount			$ 509,954
Other Note [Member]
Schedule of Carrying Amounts of the Liability Component [Line Items]
Issuance Entity		AiBtl
Issuance Date		Nov. 01, 2024
Maturity Date	[1]	Nov. 01, 2025
Principal Amount at Issuance		$ 30,000
Stated Interest Rate		0.00%
Conversion Price (in Dollars per share)		$ 5
Common Stock to be converted		AiBtl
Principal Amount at Balance Sheet Date		$ 30,000
Carrying Value		30,000
Fair Value		$ 30,000
Other Note One [Member]
Schedule of Carrying Amounts of the Liability Component [Line Items]
Issuance Entity		AiBtl
Issuance Date		Nov. 05, 2024
Maturity Date	[1]	Nov. 05, 2025
Principal Amount at Issuance		$ 30,000
Stated Interest Rate		0.00%
Conversion Price (in Dollars per share)		$ 5
Common Stock to be converted		AiBtl
Principal Amount at Balance Sheet Date		$ 30,000
Carrying Value		30,000
Fair Value		$ 30,000
Other Note Two [Member]
Schedule of Carrying Amounts of the Liability Component [Line Items]
Issuance Entity		AiBtl
Issuance Date		Apr. 06, 2025
Maturity Date		Apr. 06, 2026
Principal Amount at Issuance		$ 9,010
Stated Interest Rate		0.00%
Conversion Price (in Dollars per share)		$ 5
Common Stock to be converted		AiBtl
Principal Amount at Balance Sheet Date		$ 9,010
Carrying Value		9,010
Fair Value		$ 9,010
Other Note Three [Member]
Schedule of Carrying Amounts of the Liability Component [Line Items]
Issuance Entity		AiBtl
Issuance Date		Dec. 03, 2025
Maturity Date		Dec. 03, 2026
Principal Amount at Issuance		$ 240,000
Stated Interest Rate		0.00%
Conversion Price (in Dollars per share)		$ 7.5
Common Stock to be converted		AiBtl
Principal Amount at Balance Sheet Date		$ 240,000
Carrying Value		240,000
Fair Value		$ 240,000
Other Note Four [Member]
Schedule of Carrying Amounts of the Liability Component [Line Items]
Issuance Entity		AiBtl
Issuance Date		Dec. 08, 2025
Maturity Date		Dec. 08, 2026
Principal Amount at Issuance		$ 100,000
Stated Interest Rate		0.00%
Conversion Price (in Dollars per share)		$ 7.5
Common Stock to be converted		AiBtl
Principal Amount at Balance Sheet Date		$ 100,000
Carrying Value		100,000
Fair Value		$ 100,000
Other Note Five [Member]
Schedule of Carrying Amounts of the Liability Component [Line Items]
Issuance Entity		AiBtl
Issuance Date		Dec. 26, 2025
Maturity Date		Dec. 26, 2026
Principal Amount at Issuance		$ 150,000
Stated Interest Rate		0.00%
Conversion Price (in Dollars per share)		$ 7.5
Common Stock to be converted		AiBtl
Principal Amount at Balance Sheet Date		$ 150,000
Carrying Value		150,000
Fair Value		$ 150,000
Convertible note – related party [Member]
Schedule of Carrying Amounts of the Liability Component [Line Items]
Issuance Entity		AiBtl
Issuance Date		Dec. 08, 2025
Maturity Date		Dec. 08, 2026
Principal Amount at Issuance		$ 150,000
Stated Interest Rate		20.00%
Conversion Price (in Dollars per share)		$ 7.5
Common Stock to be converted		AiBtl
Principal Amount at Balance Sheet Date		$ 150,000
Carrying Value		150,000
Fair Value		$ 150,000
Convertible note – related party One [Member]
Schedule of Carrying Amounts of the Liability Component [Line Items]
Issuance Entity		AiBtl
Issuance Date		Dec. 30, 2025
Maturity Date		Dec. 30, 2026
Principal Amount at Issuance		$ 90,000
Stated Interest Rate		20.00%
Conversion Price (in Dollars per share)		$ 7.5
Common Stock to be converted		AiBtl
Principal Amount at Balance Sheet Date		$ 90,000
Carrying Value		90,000
Fair Value		90,000
2nd LIND Note [Member]
Schedule of Carrying Amounts of the Liability Component [Line Items]
Issuance Entity			ABVC
Issuance Date			Nov. 17, 2023
Maturity Date			May 19, 2025
Principal Amount at Issuance			$ 1,200,000
Stated Interest Rate			0.00%
Conversion Price (in Dollars per share)			$ 1
Common Stock to be converted			ABVC
Principal Amount at Balance Sheet Date			$ 400,000
Carrying Value			281,952
Fair Value			$ 480,000
Effective Interest Rate			86.94%
Unamortized Discount			$ 118,048
3rd LIND Note [Member]
Schedule of Carrying Amounts of the Liability Component [Line Items]
Issuance Entity			ABVC
Issuance Date			Jan. 17, 2024
Maturity Date			Jul. 17, 2025
Principal Amount at Issuance			$ 1,000,000
Stated Interest Rate			0.00%
Conversion Price (in Dollars per share)			$ 1
Common Stock to be converted			ABVC
Principal Amount at Balance Sheet Date			$ 1,000,000
Carrying Value			611,315
Fair Value			$ 1,200,000
Effective Interest Rate			87.40%
Unamortized Discount			$ 388,685
Other Note Six [Member]
Schedule of Carrying Amounts of the Liability Component [Line Items]
Issuance Entity			AiBtl
Issuance Date			Nov. 01, 2024
Maturity Date			Nov. 01, 2025
Principal Amount at Issuance			$ 30,000
Stated Interest Rate			0.00%
Conversion Price (in Dollars per share)			$ 5
Common Stock to be converted			AiBtl
Principal Amount at Balance Sheet Date			$ 30,000
Carrying Value			28,390
Fair Value			$ 30,000
Effective Interest Rate			6.89%
Unamortized Discount			$ 1,610
Other Note Seven [Member]
Schedule of Carrying Amounts of the Liability Component [Line Items]
Issuance Entity			AiBtl
Issuance Date			Nov. 05, 2024
Maturity Date			Nov. 05, 2025
Principal Amount at Issuance			$ 30,000
Stated Interest Rate			0.00%
Conversion Price (in Dollars per share)			$ 5
Common Stock to be converted			AiBtl
Principal Amount at Balance Sheet Date			$ 30,000
Carrying Value			28,389
Fair Value			$ 30,000
Effective Interest Rate			6.89%
Unamortized Discount			$ 1,611
Convertible note – related party [Member]
Schedule of Carrying Amounts of the Liability Component [Line Items]
Principal Amount at Issuance		240,000	$ 500,000
Principal Amount at Balance Sheet Date		240,000
Carrying Value		240,000
Fair Value		$ 240,000

[1]	In the process of negotiating the new terms.